Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Basic And Diluted Earnings Per Share
(a) Basic earnings per share for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in Won, except share information)	2019		2020	2021
Profit attribute to controlling interest	￦	1,864,405,092,477	1,581,207,551,926	6,606,727,454,113
Interests of hybrid bonds, net of tax		(6,669,999,999)	(6,688,273,972)	(6,669,999,999)
Weighted-average number of common shares outstanding(*1)		80,113,759	79,120,963	75,696,150

Basic earnings per share	￦	23,189	19,900	87,191

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2019	2020	2021
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,073,076)	(8,065,872)	(11,490,685)

Weighted-average number of common shares outstanding	80,113,759	79,120,963	75,696,150

Summary of Diluted Earnings Per Share
(b) Diluted earnings per share for the years ended December 31, 2019, 2020 and 2021 were as follows:

(in Won, except per share information)	2019		2020	2021
Profit attributable to controlling interest	￦	1,864,405,092,477	1,581,207,551,926	6,606,727,454,113
Interests of hybrid bonds, net of tax		(6,669,999,999)	(6,688,273,972)	(6,669,999,999)
Gain or loss from exchange rate on and revaluation of exchangeable bonds		—	—	(63,166,690,813)
Adjusted weighted-average number of common shares(*1)		80,113,759	79,120,963	76,688,340

Diluted earnings per share	￦	23,189	19,900	85,240

Summary of weighted-average number of common shares used to calculate diluted earnings per share
(*1)	The weighted-average number of common shares used to calculate diluted earnings per share are as follows:

(shares)	2019	2020	2021
Weighted-average number of common shares outstanding	80,113,759	79,120,963	75,696,150
Weighted-average number of potential common share	—	—	992,190

Adjusted weighted-average number of common shares	80,113,759	79,120,963	76,688,340